Basis of Preparation (Details) - Schedule of subsidiaries		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
International General Insurance Holdings Limited [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation		United Arab Emirates
Activity		Reinsurance and insurance
Ownership		100.00%	100.00%
Tiberius Acquisition Corporation [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation		United States of America
Activity		Special purpose acquisition company
Ownership		100.00%	100.00%
I.G.I Underwriting /Jordan “Exempted” [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation		Jordan
Activity		Underwriting agency
Ownership		100.00%	100.00%
North Star Underwriting Limited [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation		United Kingdom
Activity		Underwriting agency
Ownership		100.00%	100.00%
International General Insurance Co. Ltd. [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation		Bermuda
Activity		Reinsurance and insurance
Ownership		100.00%	100.00%
International General Insurance Company (UK) Limited [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation		United Kingdom
Activity		Reinsurance and insurance
Ownership		100.00%	100.00%
International General Insurance Company (Dubai) Ltd. [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation		United Arab Emirates
Activity		Insurance intermediation and insurance management
Ownership		100.00%	100.00%
International General Insurance Company (Europe) SE [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation	[1]	Malta
Activity	[1]	Reinsurance and insurance
Ownership	[1]	100.00%	100.00%
Specialty Malls Investment Company [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation		Jordan
Activity		Real estate properties development and lease
Ownership		100.00%	100.00%
IGI Services Ltd [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation		Cayman Islands
Activity		Owning and chartering aircraft
Ownership		100.00%	100.00%
International General Insurance Company Ltd. - Labuan Branch [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation		Malaysia
Activity		Reinsurance and insurance
Ownership		100.00%	100.00%

[1]	International General Insurance Company (Europe) SE was acquired by the Group on 25 June 2021 (see note 20).